Florida Street Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited)

Common Stock - 93.1%                       Shares               Value

Alternative Power - 6.0%
International Rectifier Corp.                 3,800             $ 210,900
                                                             -------------


Biological Products (No Diagnostics) - 1.3%
Medimmune Inc.                                1,200                46,980
                                                             -------------

Capital Equipment & Services - 6.6%
General Dynamics Corp.                        1,000                77,080
L3 Communications Holdings, Inc. (a)          1,500               115,875
Thermo Electron Corp.                         1,500                39,540
                                                             -------------

                                                                  232,495
                                                             -------------


Consumer Cyclicals - 7.5%
Christopher & Banks Corp. (a)                 2,475                97,886
RadioShack Corp.                              2,500                76,575
SCP Pool Corp. (a)                            2,812                88,578
                                                             -------------

                                                                  263,039
                                                             -------------

Consumer Non-Durables & Services - 1.4%
Convergys Corp. (a)                           1,000                36,500
Rare Medium Group, Inc. (a)                   9,675                11,417
                                                             -------------

                                                                    47,917
                                                             -------------

Crude Petroleum & Natural Gas - 0.7%
Anadarko Petroleum Corp.                        400                25,848
                                                             -------------


Electronic Equipment - 0.8%
Agilent Technologies, Inc. (a)                  700                27,307
                                                             -------------


Electric Services - 1.6%
Duke Energy Co.                               1,200                56,112
                                                             -------------

Energy - 12.2%
Baker Hughes, Inc.                            1,500                58,935
Core Laboratories N.V. (a)                    3,000                71,640
Global Marine Inc. (a)                        2,500                71,875
Maverick Tube Corp. (a)                       1,500                36,600
Noble Drilling Corp. (a)                      2,000                97,000
Ocean Energy, Inc.                            5,000                92,550
                                                             -------------

                                                                  428,600
                                                             -------------

Florida Street Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stock - continued                   Shares               Value

Financials - 6.9%
AFLAC Inc.                                    1,400            $444,520
BlackRock, Inc. - Class A (a)                 1,200              40,560
Concord EFS, Inc. (a)                         1,800              83,790
State Street Corp.                              700              72,646


                                                             -------------
                                                                241,516
                                                             -------------

Instruments for the Measuring & Testing of Electricity
  & Electric Signals - 0.6%
Keithly Instruments                             800              21,240
                                                             -------------

Miscellaneous Fabricated Metal Products - 1.6%
Shaw Group Inc.                               1,000                57,000

Network Equipment - 0.7%
Methode Electronics, Inc. - Class A           4,100                23,452
                                                             -------------

National Commercial Banks - 3.4%
BB&T Corp.                                    2,000                70,840
National Commerce Financial Corp.                                  49,820
                                                             -------------

                                                                  120,660
                                                             -------------

Natural Gas Transmissions - 2.9%
Western Gas Resources Inc.                    2,550               101,388
                                                             -------------


Operative Builders - 0.9%
D. R. Horton Inc.                             1,332                32,261
                                                             -------------


Outsourced Electronic Manufacturing - 1.5%
Flextronics International Ltd. (a)            2,000                53,780
                                                             -------------

Pharmaceutical Preparation - 1.8%
Forest Labratories Inc.                         500                30,575
King Pharmaceuticals                            800                33,704
                                                             -------------

                                                                   64,279
                                                             -------------

Retail - Grocery Stores - 0.6%
Whole Foods Market, Inc.                        400                19,440
                                                             -------------


Retail - Shoe Stores - 1.1%
Payless ShoeSource                              600                38,250
                                                             -------------


Retail - Women's Clothing Stores - 1.8%
Cato Corp.                                    3,500                61,705
                                                             -------------

Semiconductors & Related Devices - 6.2%
Avanex Corp.                                  6,100                87,901
JDS Uniphase Corp.                              760                16,256
National Semiconduct Corp. (a)                2,200                63,360
Stratos Lightwave Inc.                        6,193                49,509
                                                             -------------

                                                                  217,026
                                                             -------------

Florida Street Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stock - continued                   Shares               Value

Semiconductor Manufacturing & Test Equipment - 2.3%
Teradyne, Inc. (a)                            1,000                39,500
Trikon Technologies, Inc. (a)                 4,000                41,440
                                                             -------------

                                                                   80,940
                                                             -------------

Services - Computer Integrated Services Design - 0.5%
Sonus Networks, Inc.                            700                17,822
                                                             -------------


Services - Computer Programming, Data Processing - 1.2%
Earthlink Inc.                                4,000                43,760
                                                             -------------


Services - Management Consulting Services - 1.1%
Answerthink, Inc.                             8,000                40,080
                                                             -------------


Software - 2.1%
Adobe Systems Inc.                              700                31,444
Parametric Technology Corp.                   3,800                43,320
                                                             -------------

                                                                   74,764
                                                             -------------

Telecommunications - 2.1%
Alltel Corp.                                    900                49,149
WorldCom, Inc. (a)                            1,350                24,637
                                                             -------------

                                                                   73,786
                                                             -------------

Corning Inc.                                  1,140                25,046
                                                             -------------


Telephone & Telegraph Apparatus - 5.0%
Corvis Corp.                                 13,000                89,050
Sycamore Networks, Inc.                       9,100                86,632
                                                             -------------

                                                                  175,682
                                                             -------------

Utilities - 8.0%
AES Corp. (a)                                 1,200                57,204
CMS Energy Corp.                              2,800                87,640
IdaCorp, Inc.                                 3,500               134,750
                                                             -------------

                                                                  279,594
                                                             -------------

Wireless Equipment - 2.0%
QUALCOMM, Inc. (a)                            1,200                68,832
                                                             -------------


TOTAL COMMON STOCKS (Cost $3,202,962)                           3,271,501
                                                             -------------

                                         Principal
Money Market Securities - 9.1%             Amount
Federated Prime Obligations Fund, 4.46% (b)
   (Cost $319,566)                        $ 319,566             $ 319,566
                                                             -------------



TOTAL INVESTMENTS - 102.2% (Cost $3,522,528)                    3,591,067
                                                             -------------

Liabilities in excess of other assets - (2.2)%                    (77,538)
                                                             -------------

Total Net Assets - 100.0%                                     $ 3,513,529
                                                             =============


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2001.

Florida Street Growth Fund                              April 30, 2001
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities, at value (cost $3,522,528)     $ 3,591,067
Dividends receivable                                           2,172
Interest receivable                                            1,864
                                                        -------------
                                                        -------------
     Total assets                                          3,595,103
                                                        -------------

Liabilities
Accrued investment advisory fee                                2,885
Payable to custodian bank                                      5,667
Payable for fund shares redeemed                              14,212
Payable for securities purchased                              58,810
                                                        -------------

     Total liabilities                                        81,574
                                                        -------------

Net Assets                                               $ 3,513,529
                                                        =============

Net Assets consist of:
Paid in capital                                          $ 3,883,550
Accumulated net investment gain (loss)                        (8,078)
Accumulated net realized (gain) loss on investments         (430,482)
Net unrealized appreciation (depreciation) on investments     68,539
                                                        -------------

Net Assets, for  390,381 shares                          $ 3,513,529
                                                        =============

Net Asset Value

Net Assets
Offering price and redemption price per share
  ($3,513,529 / 390,381)                                $      9.00
                                                        =============